Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related party transactions
19. Related party transactions:
     We believe all transactions with related parties have terms and conditions no less favorable to us than transactions with unaffiliated parties.
     We have entered into lease agreements for properties owned by certain of our employees and former officers. The leases expire at different times through December 2016. Total lease expense pursuant to these leases was $2,993, $2,749 and $2,828 for the years ended December 31, 2010, 2009 and 2008, respectively.
     In connection with the Complete Energy Services, Inc. (“CES”) acquisition of Hamm Co. in 2004, CES entered into a certain Strategic Customer Relationship Agreement with Continental Resources, Inc. (“CRI”). By virtue of the Combination, through a subsidiary, we are now party to such agreement. The agreement provides CRI the option to engage a limited amount of our assets into a long-term contract at market rates. Mr. Hamm is a majority owner of CRI and serves as a member of our board of directors.
     We provided services to companies that were majority-owned by certain of our directors during 2010 which totaled $131,524, of which $131,337 was sold to CRI and $187 was sold to other companies. In 2009, these sales totaled $40,623, of which $40,343 was sold to CRI, and $280 was sold to other companies and in 2008, these sales totaled $61,194, of which $60,634 was sold to CRI, and $560 was sold to other companies. We also purchased services from companies that are majority-owned by certain of our directors which totaled $556 in 2010, of which $490 was purchased from CRI and $66 was purchased from other companies. These purchases for 2009 totaled $1,423, of which $1,191 was purchased from CRI and $232 was purchased from other companies and in 2008, these purchases totaled $2,866, of which $2,750 was purchased from CRI and $116 was purchased from other companies. At December 31, 2010 and 2009, our trade receivables included amounts from CRI of $50,048 and $5,957, respectively, with no balance in trade payables for either of these periods.
     We provided services to companies majority-owned by certain of our officers, or current or former officers of our subsidiaries, for the years ended December 31, 2010, 2009 and 2008. In 2010, these sales totaled $4,065, of which $2,537 was sold to HEP Oil (“HEP”), $21 was sold to Peak Oilfield and $1,507 was sold to other companies. For 2009, these sales totaled $3,552, of which $2,433 was sold to HEP, $9 was sold to Peak Oilfield and $1,110 was sold to other companies. For 2008, these sales totaled $11,256, of which $3,348 was sold to HEP, $1,660 was sold to Cimarron, $3,513 was sold to Peak Oilfield and $2,735 was sold to other companies. HEP, Cimarron and Peak Oilfield are owned by a former officer of one of our subsidiaries who resigned his position in late 2006 but continued to provide consulting services through early 2007. We also purchased services from companies majority-owned by certain officers, or current or former officers of one of our subsidiaries. For 2010, these purchases totaled $180,119, of which $56,994 was purchased from Resource Transport, $40,245 was purchased from Texas Specialty Sands, LLC primarily for the purchase of sand used for pressure pumping activities, $31,552 was purchased from Ortowski Construction primarily related to the manufacture of pressure pumping units, $30,217 was purchased from ORTEQ Energy Services, a heavy equipment construction company which also manufactures pressure pumping equipment, $7,772 was purchased from ProFuel, $7,935 was purchased from Wood Flowline Products, LLC, $43 was purchased from Select Energy Services LLC and affiliates and $5,361 was purchased from other companies. For 2009, these purchases totaled $40,373, of which $13,920 was purchased from Ortowski Construction, $12,005 was purchased from Texas Specialty Sands, LLC, $3,302 was purchased from Resource Transport, $2,642 was purchased from ProFuel, $3,535 was purchased from Wood Flowline Products, LLC, $24 was purchased from Select Energy Services LLC and affiliates and $4,945 was purchased from other companies. For 2008, these purchases totaled $61,708, of which $25,344 was purchased from Ortowski Construction, $7,910 was purchased from Texas Specialty Sands, LLC, $4,809 was purchased from Resource Transport, $5,601 was purchased from ProFuel, $16,595 was purchased from Select Energy Services LLC and affiliates and $1,449 was purchased from other companies. Ortowski Construction, ORTEQ Energy Services, Texas Specialty Sands, LLC, Resource Transport, Pro Fuel and Wood Flowline Products, LLC, are owned by parties, one of whom is a former employee, who are related to a current officer of a subsidiary, or the officer himself. Select Energy Services LLC is owned by a former officer of one of our subsidiaries who purchased a disposal group from us during May 2008. Of the total purchases from Select Energy Services, LLC, $11,098 was purchased from the businesses sold as part of this disposal group for the period May 19, 2008 through December 31, 2008. At December 31, 2010 and 2009, our trade receivables included amounts from HEP of $310 and $270, respectively.
     One of our Mexican subsidiaries, Servicios Petrotec de S.A. de C.V., has purchased services from entities in which certain of our current and former employees have ownership interests. We purchased fluid transportation, industrial cleaning, pumping equipment and safety equipment, totaling $1,575, $1,262 and $1,485 for the years ended December 31, 2010, 2009 and 2008, respectively.
     We provided services totaling $1,430, $1,012 and $1,697 for the years ended December 31, 2010, 2009 and 2008, respectively, to Laramie Energy LLC and Laramie Energy II (collectively “Laramie”), companies for which one of our directors serves as an officer. At December 31, 2010 and 2009, our trade receivables included amounts due from Laramie totaling $858 and $326, respectively.
     For the years ended December 31, 2010, 2009 and 2008, we provided services totaling $8,555, $3,613 and $9,468, respectively, and purchased services totaling $3,456, $8,784 and $14,108, respectively, from companies, or their affiliates, that formerly employed our current officers or for customers on whose board of directors or management team certain of our current directors serve.
     We paid $3,450 in May 2009 pursuant to subordinated note agreements with certain employees, including former officers of subsidiaries, related to promissory notes issued in conjunction with 2005 and 2004 business acquisitions.
     Premier Integrated Technologies Ltd. (“PIT”), an affiliate of IPS, purchased $3,823, $2,427 and $1,493 of machining services from a company controlled by employees of PIT during the years ended December 31, 2010, 2009 and 2008, respectively.
     On May 19, 2008, we sold certain business assets located primarily in north Texas which included our product supply stores, certain drilling logistics assets and other completion and production services assets to Select Energy Services, L.L.C., an oilfield service company located in Gainesville, Texas which is partially owned by Mr. Schmitz who resigned as an officer of one of our subsidiaries in late 2006. The proceeds from the sale totaled $50,150 in cash and we received assets with a fair market value of $7,987. We recorded a loss of $6,935 associated with the sale of this disposal group, and we will provide certain administrative functions for a period of one year at an agreed-upon rate. For the period May 20, 2008 through December 31, 2008, we sold services totaling $1,509 and purchased products and services totaling $11,098 from these former subsidiaries. See Note 14, “Discontinued operations.” At December 31, 2010, our trade receivables and payables included amounts related to these disposed businesses which totaled $7 and $177, respectively and at December 31, 2009, our trade receivables and payables included amounts related to these disposed businesses which totaled $21 and $295, respectively.